Stockholders’ Equity (Details) - USD ($)																							1 Months Ended		12 Months Ended
	Dec. 04, 2025	Oct. 31, 2025	Oct. 01, 2025	Sep. 30, 2025	Sep. 29, 2025	Aug. 31, 2025	Aug. 04, 2025	Jul. 29, 2025	Jul. 08, 2025	Jun. 06, 2025	May 31, 2025	May 22, 2025	May 19, 2025	May 16, 2025	Jul. 31, 2024	Jul. 22, 2024	Jul. 18, 2024	Jun. 04, 2024	Apr. 23, 2024	Jan. 09, 2024	Jan. 26, 2023	Feb. 12, 2021	May 31, 2025	Feb. 28, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 12, 2025	Jan. 18, 2021
Stockholders’ Equity [Line Items]
Shares authorized																									105,000,000
Sale of stock					2,857,143			750,000
Purchase price per share (in Dollars per share)					$ 0.875														$ 2.725
Purchase warrant shares														250,000
Exercise price (in Dollars per share)														$ 0.5999				$ 0.0001
Shares of warrant		2,857,143															763,638		68,807						34,037
Percentage of gross proceeds sale of securities																			7.50%
Percentage of gross proceeds management fee																			1.00%
Percentage of aggregate shares																			7.50%
Cash fee and management fee (in Dollars)																			$ 170,000
Percentage of exercise price of offering price per share		0.75%												125.00%				125.00%	125.00%
Warrants and outstanding term		5 years												5 years			5 years	5 years
Non-accountable expenses (in Dollars)															$ 25,000
Clearing fees (in Dollars)															15,950
Offering price per share (in Dollars per share)		$ 1.0938												$ 0.75
Aggregate gross proceeds ipo (in Dollars)			$ 2,500,000												2,100,005										$ 1,999,942
Aggregate gross proceeds of warrants (in Dollars)																									3,725,236	$ 1,673,216
Net proceed from initial public offering (in Dollars)			$ 2,146,000												1,741,522										1,673,216
Offering costs (in Dollars)															$ 269,450										$ 260,950
Common stock shares issued																									13,318,273	4,484,456
Cash (in Dollars)																									$ 3
Public offering shares		214,285
Warrant percentage not excess																									9.99%
Prior days of warrant																									61 days
Par value (in Dollars per share)																									$ 0.0001	$ 0.0001
Aggregate gross proceeds																									7.50%
Management fee equal																									1.00%
Purchase agreement period																									60 days
Gross proceeds (in Dollars)								$ 518,225
Other fees (in Dollars)									$ 1,000
Cash proceeds (in Dollars)																									$ 3,359,296
Net cash proceeds (in Dollars)														$ 634,922
Research and development expense (in Dollars)																									$ 518,225
Repurchase of share cost (in Dollars)																										173,113
Stock repurchase (in Dollars)																				$ 1,000,000
Cancellation of treasury stock (in Dollars)
Percentage of lesser																									5.00%
Provision percentage																									5.00%
Shares outstanding																									13,318,273	4,484,456
Number of stock granted	55,000						45,000
Grant per share (in Dollars per share)	$ 0.4515						$ 0.7757					$ 0.429
Options value (in Dollars)												$ 167,566
Risk-free interest rate	3.68%						3.75%					3.96%
Expected term	5 years 6 months						5 years 6 months					3 years
Expected volatility	206.60%						206.76%					259.34%
Options value (in Dollars)	$ 24,487						$ 34,424																			$ 3
Stock-based compensation (in Dollars)																									$ 117,021	0
Unamortized stock-based compensation expense (in Dollars)																									$ 109,456	0
Unamortized stock-based compensation expense recognized over a weighted average period																									6 months 14 days
Common stock for cash proceeds (in Dollars)														$ 1,060,002
Reverse stock split																						1-for-50
Reverse stock split shares																						66,667
Reserve stock split per share (in Dollars per share)																						$ 15
Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchase warrant shares																		34,037
Exercise price (in Dollars per share)																									$ 0.0001
Shares of warrant																		34,037
Aggregate gross proceeds of warrants (in Dollars)																									$ 74,201
Public offering shares													610,002
Gross proceeds (in Dollars)																									$ 365,940
Purchase price per share (in Dollars per share)																		$ 2.1799
June 2024 Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Purchase of each warrants																									1
Shares of warrant																									917,432
June 2024 Placement Agent Warrants [Member]
Stockholders’ Equity [Line Items]
Warrants and outstanding term																			5 years
Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																	$ 2.75	$ 2.06
Purchase of each warrants																									1
July 2024 Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Shares of warrant																		917,432							763,638
Series A-1 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares				916,668		916,668								916,668
Series A-2 warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)														$ 0.6
Public offering shares										833,334				143,334
Series A-2 Common Warrant [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)														$ 0.5999
May 2025 Common Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 0.6
Percentage of share owned outstanding common stock																									4.99%
Warrant percentage not excess																									9.99%
May 2025 Prefunded Warrants [Member]
Stockholders’ Equity [Line Items]
Par value (in Dollars per share)																									$ 0.0001
May 2025 Placement Agent Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 0.75
Aggregate gross proceeds of warrants (in Dollars)																									$ 117,320
Public offering shares																									250,000
Pre-Funded Warrants [Member]
Stockholders’ Equity [Line Items]
Aggregate gross proceeds ipo (in Dollars)																									$ 365,940
Public offering shares													610,002
May 2025 Series A-2 Warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares										833,334
October 2025 Offering [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 0.75
Warrant [Member]
Stockholders’ Equity [Line Items]
Reverse stock split shares																								3,333,332
Reserve stock split per share (in Dollars per share)																						$ 0.3
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																									100,000,000
Sale of stock																	763,638	883,395
Purchase price per share (in Dollars per share)																	$ 2.75	$ 2.18
Purchase warrant shares																												66,667
Exercise price (in Dollars per share)														$ 0.0001
Percentage of exercise price of offering price per share																	125.00%		125.00%
Offering price per share (in Dollars per share)																	$ 3.4375	2.725
Cash (in Dollars)													$ 61
Public offering shares										833,334			610,002	610,002											5,580,479
Cash proceeds (in Dollars)																									$ 558
Net cash proceeds (in Dollars)											$ 634,922
Per share (in Dollars per share)								$ 0.69
Repurchase of share cost (in Dollars)																											$ 471,121
Purchased shares of treasury stock																										102,855
Cancellation of treasury stock																										(355,710)
Cancellation of treasury stock (in Dollars)																										$ (35)
Options value (in Dollars)																										3
Common stock for cash proceeds (in Dollars)										$ 500,000			$ 61
Common Stock [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																		$ 0.0001
Public offering shares														610,002
Common stock for cash proceeds (in Dollars)																		$ 3
Common Stock [Member] | Stock Warrants [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)															$ 2.75										$ 2.06
Common Stock [Member] | Series A-1 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares														3,333,338
Common Stock [Member] | Series A-2 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares														3,333,338
Common Stock [Member] | May 2025 Series A-2 Warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares										833,334
Cash proceeds (in Dollars)										$ 500,000
Common Stock [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)																										173,113
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Shares authorized																									5,000,000
Treasury Shares [Member]
Stockholders’ Equity [Line Items]
Cash proceeds (in Dollars)
Repurchase of share cost (in Dollars)																										$ 173,113
Purchased shares of treasury stock																										102,855
Cancellation of treasury stock																										(355,710)
Cancellation of treasury stock (in Dollars)																										$ 644,234
Options value (in Dollars)
July 2024 Offering and Concurrent Private Placement [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)																$ 89,033
May 2025 Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)																									290,000
Aggregate gross proceeds (in Dollars)																									$ 1,634,002
May 2025 Purchase Agreement [Member] | Series A-1 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares														3,333,338
2020 Omnibus Equity Incentive Plan [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance																													170,000
June 2024 Offering [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																		$ 2.1799
IPO [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 0.6
Legal fees (in Dollars)																									$ 65,833
Offering price per share (in Dollars per share)																			$ 3.4375
Aggregate gross proceeds ipo (in Dollars)																									1,999,999
Gross proceeds (in Dollars)																									$ 1,227,957
IPO [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 0.5999
IPO [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Offering price per share (in Dollars per share)																									$ 2.18
Aggregate gross proceeds ipo (in Dollars)																									$ 1,925,801
IPO [Member] | June 2024 Purchase Agreement [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Exercise price (in Dollars per share)																									$ 2.1799
June 2024 Investors [Member]
Stockholders’ Equity [Line Items]
Common stock shares issued																									34,037
June 2024 Investors [Member] | Pre-Funded Warrant Shares [Member]
Stockholders’ Equity [Line Items]
Common stock shares issued																		34,037
Private Placement [Member]
Stockholders’ Equity [Line Items]
Shares of warrant																			57,273
May 2025 Public Offering [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Public offering shares														2,723,336
May 2025 Public Offering [Member] | Common Stock [Member] | Series A-1 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares														3,333,338
October 2025 Registered Direct Offering with Concurrent Private Placement [Member]
Stockholders’ Equity [Line Items]
Purchase of each warrants																									1
Warrants and outstanding term																									5 years
Legal fees (in Dollars)																									$ 65,211
Aggregate gross proceeds ipo (in Dollars)		$ 2,500,000
Offering costs (in Dollars)																									303,450
Net cash proceeds (in Dollars)																									2,131,339
October 2025 Registered Direct Offering with Concurrent Private Placement [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Sale of stock					2,857,143
Offering price per share (in Dollars per share)					$ 0.875
Par value (in Dollars per share)					$ 0.0001
Placement Agent [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise price of offering price per share		125.00%
Stock Repurchase Plan [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)																					$ 1,000,000
Stock Repurchase Plan [Member] | Common Stock [Member]
Stockholders’ Equity [Line Items]
Repurchase of share cost (in Dollars)																											$ 644,234
Purchased shares of treasury stock																										355,710
Stock Repurchase Plan [Member] | Treasury Shares [Member]
Stockholders’ Equity [Line Items]
Cancellation of treasury stock																										355,710
Cancellation of treasury stock (in Dollars)																										$ 644,234
2020 Plan [Member]
Stockholders’ Equity [Line Items]
Number of stock granted												400,000
License [Member] | May 2025 Purchase Agreement [Member]
Stockholders’ Equity [Line Items]
Other fees (in Dollars)																									116,045
H.C. Wainwright & Co., [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)																									$ 120,000
Placement Agent [Member]
Stockholders’ Equity [Line Items]
Purchase warrant shares																	57,275	68,807
Non-accountable expenses (in Dollars)																			$ 25,000
Legal fees (in Dollars)																			50,000
Clearing fees (in Dollars)																			$ 15,950
Placement Agent [Member] | June 2024 Offering [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)															$ 50,000
Investor [Member]
Stockholders’ Equity [Line Items]
Public offering shares											1,060,002		610,002
Wainwright & Co., LLC [Member]
Stockholders’ Equity [Line Items]
Percentage of gross proceeds																									1.00%
Wainwright & Co., LLC [Member] | October 2025 Registered Direct Offering with Concurrent Private Placement [Member]
Stockholders’ Equity [Line Items]
Purchase warrant shares																									214,285
Cash fee and management fee (in Dollars)																									$ 187,500
Warrants and outstanding term																									5 years
Legal fees (in Dollars)																									$ 50,000
Clearing fees (in Dollars)																									$ 15,950
Percentage of gross proceeds																									7.50%
Gross proceeds (in Dollars)																									$ 25,000
Percentage of warrants purchase																									7.50%
Offering price per share (in Dollars per share)																									$ 1.0938
Other Expenses (in Dollars)																									$ 25,000
Wainwright & Co., LLC [Member] | October 2025 Registered Direct Offering with Concurrent Private Placement [Member]
Stockholders’ Equity [Line Items]
Percentage of exercise price																									125.00%
Minimum [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)																							$ 185,000
Shares outstanding																									665,913
Minimum [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Number of common stock shares issued																									300,000
Minimum [Member] | Plan Amendment [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance																									470,000
Maximum [Member]
Stockholders’ Equity [Line Items]
Legal fees (in Dollars)																							$ 197,400
Shares outstanding																									2,065,913
Maximum [Member] | Board of Directors [Member]
Stockholders’ Equity [Line Items]
Number of common stock shares issued																									470,000
Maximum [Member] | Plan Amendment [Member]
Stockholders’ Equity [Line Items]
Common stock reserved and avail for issuance																									1,400,000
Series A-2 warrants [Member]
Stockholders’ Equity [Line Items]
Public offering shares											143,334
Common Stock [Member]
Stockholders’ Equity [Line Items]
Purchased shares of treasury stock																											252,855